Statements of Changes in Partners' Capital (Net Asset Value) (USD $)	Series A [Member]	Series B [Member]	Series C [Member]	Series I [Member]	General Partner [Member]	Total
Beginning Balance at Dec. 31, 2010	$ 15,995,450	$ 13,396,321	$ 0	$ 23,550,313	$ 609,812	$ 53,551,896
Beginning Balance (in units) at Dec. 31, 2010	165,574.3151	126,655.8355	0	193,350.1543	4,806.7772
Net Asset Value Per Unit (in dollars per unit) at Dec. 31, 2010	$ 96.61	$ 105.77	$ 0	$ 121.8	$ 126.87
Net loss	(2,243,265)	(1,222,177)	0	(2,126,756)	(33,102)	(5,625,300)
Subscriptions	11,371,595	2,746,801	0	7,370,325	200,000	21,688,721
Subscriptions (in units)	120,665.9516	26,568.8033	0	61,518.0207	1,677.3665
Redemptions	(1,501,212)	(1,280,101)	0	(2,170,686)	0	(4,951,999)
Redemptions (in units)	(15,753.6535)	(12,808.5003)	0	(18,198.6238)	0
Transfers	(94,423)	44,039	0	50,384	0	0
Transfers (in units)	(968.3445)	441.8006	0	383.4251	0
Ending Balance at Dec. 31, 2011	23,528,145	13,364,883	0	26,673,580	776,710	64,663,318
Ending Balance (in units) at Dec. 31, 2011	269,518.2687	140,857.9391	0	237,052.9763	6,484.1437
Net Asset Value Per Unit (in dollars per unit) at Dec. 31, 2011	$ 87.30	$ 97.15	$ 0	$ 112.52	$ 119.79
Net loss	(3,800,935)	(1,860,635)	(204,144)	(3,902,393)	(93,802)	(9,861,909)
Subscriptions	4,946,554	1,991,377	0	4,847,133	100,000	11,885,064
Subscriptions (in units)	59,216.2684	21,540.8820	0	44,704.5158	976.4872
Redemptions	(4,896,275)	(4,740,545)	(642,068)	(6,403,841)	0	(16,682,729)
Redemptions (in units)	(61,766.3450)	(52,661.7227)	(6,911.7476)	(61,634.9856)	0
Transfers	(2,477,050)	58,693	2,450,478	(32,121)	0	0
Transfers (in units)	(30,545.0802)	672.8513	24,520.0459	(341.2138)	0
Ending Balance at Dec. 31, 2012	$ 17,300,439	$ 9,133,773	$ 1,604,266	$ 21,182,358	$ 782,908	$ 50,003,744
Ending Balance (in units) at Dec. 31, 2012	236,423.1119	110,409.9497	17,608.2983	219,781.2927	7,460.6309
Net Asset Value Per Unit (in dollars per unit) at Dec. 31, 2012	$ 73.18	$ 82.73	$ 91.11	$ 96.38	$ 104.94